Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of intangible assets, net

	As of December 31, 2020
	Gross carrying value	Accumulated amortization	Net carrying value

	RMB in thousands

Licensed copyrights of content	4,556,683	(2,891,742)	1,664,941
License rights of mobile games	299,786	(119,493)	180,293
Intellectual property and others	753,282	(241,557)	511,725

Total	5,609,751	(3,252,792)	2,356,959

	As of December 31, 2021
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	5,567,213	(3,245,622)	2,321,591
License rights of mobile games	455,687	(229,559)	226,128
Intellectual property and others	1,674,232	(386,351)	1,287,881

Total	7,697,132	(3,861,532)	3,835,600

Schedule of intangible assets amortization expense for future years

Intangible assets amortization expense
RMB in thousands
2022	1,300,530
2023	918,258
2024	589,221
2025	337,846
2026	264,088
Thereafter	425,657

Total expected amortization expense	3,835,600